                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-22014

                    Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Diversified

                     High Income Trust

 NQ| July 31, 2013

Ticker Symbol:  HNW

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES -  1.9% of Net Assets

   854,839(a)

 CCC/Caa3

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.671%, 5/15/24 (144A)

 $ 376,129

   56(a)

 B-/Ba3

 Aircraft Finance Trust, Series 1999-1A, Class A2, 0.691%, 5/15/24 (144A)

   51

   450,000(a)

 AA+/A3

 Bear Stearns Asset Backed Securities Trust, Series 2004-BO1, Class M3, 1.24%, 10/25/34

  414,861

   100,000

 BB/NR

 CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)

   103,466

   81,268

 BB+/Ba2

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

  84,828

   250,000

 BBB-/Ba2

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16

   257,500

   90,667(a)

 B-/B3

 GSAMP Trust, Series 2006-HE8, Class A2B, .32%, 1/25/37

   85,969

   382,121(a)

 CCC/Caa3

 Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A1, .29%, 4/25/37

  238,025

   940,000

 NR/Ba2

 Nations Equipment Finance Funding I LLC, Series 2013-1A, Class C, 5.5%, 5/20/21 (144A)

   903,508

   176,152

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

  177,253

   417,246

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   415,927

 TOTAL ASSET BACKED SECURITIES

 (Cost  $3,037,294)

 $ 3,057,517

 COLLATERALIZED MORTGAGE OBLIGATIONS -  2.0% of Net Assets

   698,323(a)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, .39%, 2/25/37

 $ 608,870

   200,000(b)

 CCC/B3

 Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class E, 5.135%, 10/15/39 (144A)

  180,797

   300,000

 NR/NR

 Extended Stay America Trust, Series 2013-ESHM, Class M, 7.625%, 12/5/19 (144A)

   302,796

   226,708

 CCC/Caa3

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32

   202,223

   375,000(a)

 NR/Ba2

 GS Mortgage Securities Corp. II, Series 2013-KYO, Class E, 3.795%, 11/8/29 (144A)

   374,821

   162,402(b)

 B/NR

 GSR Mortgage Loan Trust, Series 2004-3F, Class B1, 5.725%, 2/25/34

   158,288

   249,836

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   241,092

   829,235(a)

 B/Ba2

 Impac CMB Trust, Series 2004-9, Class 1A1, .95%, 1/25/35

   752,430

   556,571(b)

 BB/NR

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41

   546,664

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,345,658)

 $ 3,367,981

 COMMERCIAL MORTGAGE-BACKED SECURITIES -  0.3% of Net Assets

   150,000(b)

 NR/Baa2

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41

 $ 151,841

   250,000(b)

 NR/Baa3

 COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class E, 4.858%, 8/15/45 (144A)

   220,298

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

   150,600(a)

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-FL2A, Class G, 0.551%, 11/15/18 (144A)

   $142,268

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $484,592)

 $ 514,407

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  26.4% of Net Assets *

 AUTOMOBILES & COMPONENTS - 2.5%

 Auto Parts & Equipment - 1.3%

   137,280

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 2.138%, 12/29/14

 $ 135,209

   70,041

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 2.138%, 12/28/15

   68,984

   248,750

 B+/B1

 Metaldyne LLC, USD Term Loan, 5.0%, 12/18/18

   253,103

   282,155

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 5.5%, 3/28/19

   286,035

   215,030

 BB/Ba2

 Tomkins LLC, Term Loan B-2, 3.75%, 9/29/16

   216,844

   977,550

 B+/B1

 Tower Automotive Holdings USA LLC, Initial Term Loan, 4.5%, 4/23/20

   988,140

   141,375

 B+/Ba2

 UCI International, Inc., (United Components) Term Loan, 5.5%, 7/26/17

   142,259

 $ 2,090,574

 Automobile Manufacturers - 0.9%

   1,470,000

 BB/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 4.25%, 5/24/17

 $ 1,496,245

 Tires & Rubber - 0.3%

   575,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19

 $ 581,106

 Total Automobiles & Components

 $ 4,167,925

 CAPITAL GOODS - 2.9%

 Aerospace & Defense - 1.1%

   835,735

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 6.25%, 11/2/18

 $ 850,361

   192,527

 B+/B2

 Hunter Defense Technologies, Inc., Term Loan, 3.44%, 8/22/14

   187,713

   378,868

 B/B2

 Standard Aero, Ltd., Tranche B-2 Loan, 6.25%, 11/2/18

   385,498

   322,827

 BB-/B1

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

   323,332

 $ 1,746,904

 Construction & Farm Machinery & Heavy Trucks - 0.6%

   94,295

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17

 $ 94,883

   390,000

 BB-/Ba3

 Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17

   397,475

   474,686

 B+/B2

 Waupaca Foundry, Inc. Term Loan, 4.5%, 6/29/17

   475,873

 $ 968,231

 Electrical Components & Equipment - 0.3%

   560,763

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

 $ 563,566

 Trading Companies & Distributors - 0.9%

   430,269

 BBB/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 435,513

   1,134,300

 B+/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 4.5%, 12/12/19

   1,144,428

 $ 1,579,941

 Total Capital Goods

 $ 4,858,642

 COMMERCIAL & PROFESSIONAL SERVICES - 0.8%

 Commercial Printing - 0.1%

   133,000

 NR/NR

 Cenveo Corp., Term Loan B, 6.25%, 2/13/17

 $ 133,831

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Environmental & Facilities Services - 0.6%

   1,059,943

 CCC-/NR

 Synagro Technologies, Inc., First Lien Term Loan, 4.25%, 4/2/14

 $ 1,050,669

 Security & Alarm Services - 0.1%

   205,827

 B+/B1

 Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19

 $ 206,598

 Total Commercial & Professional Services

 $ 1,391,098

 CONSUMER DURABLES & APPAREL - 0.1%

 Textiles - 0.1%

   134,707

 NR/Ba3

 Klockner Pentaplast of America, Inc., Term Loan B-1, 5.75%, 12/21/16

 $ 135,970

 Total Consumer Durables & Apparel

 $ 135,970

 CONSUMER SERVICES - 1.2%

 Hotels, Resorts & Cruise Lines - 0.5%

   864,063

 BB-/Ba2

 Seven Sea Cruises S. DE R.L., Term B-1 Loan, 4.75%, 12/21/18

 $ 871,623

 Restaurants - 0.7%

   542,419

 B+/B1

 Landry's, Inc., (fka Landry's Restaurants, Inc.), Term Loan B, 4.75%, 4/24/18

 $ 549,877

   544,825

 B/Ba3

 NPC International, Inc., Term Loan, 4.5%, 12/28/18

   550,273

 $ 1,100,150

 Total Consumer Services

 $ 1,971,773

 DIVERSIFIED FINANCIALS - 0.4%

 Consumer Finance - 0.1%

   192,000

 B/B3

 Springleaf Financial Funding Co., Initial Term Loan, 5.5%, 5/10/17

 $ 192,552

 Other Diversified Financial Services - 0.3%

   424,972

 B/B1

 WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19

 $ 430,417

 Total Diversified Financials

 $ 622,969

 ENERGY - 1.2%

 Coal & Consumable Fuels - 0.6%

   566,375(f)

 B+/B3

 Preferred Proppants LLC, Initial Term Loan B, 9.0%, 12/15/16

 $ 485,667

   450,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.195%, 8/7/13

   418,500

 $ 904,167

 Oil & Gas Exploration & Production - 0.6%

   400,000

 BB-/Ba3

 Chesapeake Energy Corp., Term Loan, 5.75%, 12/2/17

 $ 410,800

   650,000

 B/B1

 Samson Investment Co., Second Initial Term Loan, 6.0%, 9/25/18

   658,531

 $ 1,069,331

 Total Energy

 $ 1,973,498

 FOOD, BEVERAGE & TOBACCO - 0.7%

 Packaged Foods & Meats - 0.7%

   232,449

 B/B1

 Del Monte Foods Co., Initial Term Loan, 4.0%, 3/8/18

 $ 233,127

   940,000

 B-/NR

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

   968,200

 Total Food, Beverage & Tobacco

 $ 1,201,327

 HEALTH CARE EQUIPMENT & SERVICES - 3.8%

 Health Care Equipment & Services - 0.1%

   241,337

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar D-1 Term Loan, 4.5%, 5/4/18

 $ 244,430

 Health Care Facilities - 1.0%

   983,916

 BB/Ba2

 CHS/Community Health Systems, Inc., Extended Term Loan, 3.773%, 1/25/17

 $ 991,907

   82,579

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 2.936%, 5/1/18

   82,966

   198,040

 BB/NR

 HCA, Inc., Tranche B-5 Term Loan, 3.026%, 3/31/17

   198,907

   323,377

 B+/NR

 Kindred Healthcare, Inc., Term B-1 Loan, 4.25%, 6/1/18

   323,579

 $ 1,597,359

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Health Care Services - 1.9%

   377,708

 B+/B2

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 208,684

   625,000

 B/B2

 Bioscrip, Inc., Initial Term B Loan, 5.25%, 7/31/20

   632,062

   298,644

 B+/B1

 Gentiva Health Services, Inc., Term Loan B-1, 6.5%, 8/17/16

   299,764

   341,123

 B/B2

 Inventiv Health, Inc., Consolidated Term Loan, 7.5%, 8/4/16

   336,149

   400,777

 B+/B1

 National Mentor Holdings, Inc., Tranche B-1 Term Loan, 6.5%, 2/9/17

   403,532

   243,289

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.75%, 2/3/17

   243,289

   465,000

 B/NR

 Surgical Care Affiliates, Inc., 4.25%, 6/29/18

   466,308

   283,225

 B/B1

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

   282,871

   490,000

 NR/B3

 Virtual Radiologic Corp., Term Loan B, 7.75%, 12/22/16

   320,134

 $ 3,192,793

 Health Care Supplies - 0.4%

   239,503

 B+/NR

 Alere, Inc., Term Loan B, 5.5%, 6/30/17

 $ 242,077

   366,307

 B+/B1

 Bausch & Lomb, Inc., New Parent Term Loan, 4.0%, 5/18/19

   366,765

 $ 608,842

 Health Care Technology - 0.4%

   240,945

 BB-/Ba3

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/1/17

 $ 242,722

   360,458

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 3.0%, 9/17/15

   358,656

 $ 601,378

 Total Health Care Equipment & Services

 $ 6,244,802

 HOUSEHOLD & PERSONAL PRODUCTS - 0.9%

 Household Products - 0.5%

   429,669

 BB-/B1

 SRAM LLC, First Lien Term Loan, 4.0%, 4/10/20

 $ 429,401

   433,063

 B-/B2

 Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 5.25%, 2/21/19

   435,228

 $ 864,629

 Personal Products - 0.4%

   271,569

 B/Ba3

 Monitronics International, Inc., Term Loan B, 4.25%, 3/23/18

 $ 274,398

   215,357

 BB-/NR

 NBTY, Inc., B-2 Term Loan, 3.5%,

 10/1/17

   217,242

   208,828

 BB-/Ba2

 Revlon Consumer Products Corp., Replacement Term Loan, 4.0%,

 11/20/17

   211,351

 $ 702,991

 Total Household & Personal Products

 $ 1,567,620

 INSURANCE - 1.4%

 Insurance Brokers - 0.4%

   677,409

 B+/B1

 HUB International, Ltd., 2017 Initial Term Loan, 3.686%, 6/13/17

 $ 681,038

 Multi-Line Insurance - 0.4%

   577,100

 B-/B1

 Alliant Holdings I LLC, Initial Term Loan, 5.0%, 12/20/19

 $ 582,060

 Property & Casualty Insurance - 0.6%

   593,765

 CCC/Caa2

 Confie Seguros Holding II  Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 599,703

   452,725

 B-/B1

 USI, Inc., Initial Term Loan, 5.25%, 12/27/19

   457,195

 $ 1,056,898

 Total Insurance

 $ 2,319,996

 MATERIALS - 1.5%

 Commodity Chemicals - 0.1%

   197,508

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19

 $ 199,729

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Diversified Chemicals - 0.2%

   341,253

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

 $ 337,627

 Diversified Metals & Mining - 0.0%+

   72,253(f)

 NR/NR

 Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13

 $ 33,236

   57,668(f)

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/20/13

   25,374

 $ 58,610

 Metal & Glass Containers - 0.3%

   499,268

 B/B1

 Tank Holding Corp., Initial Term Loan, 4.25%, 7/9/19

 $ 499,682

 Paper Packaging - 0.2%

   254,351

 B/B2

 Exopack LLC/Cello-Foil Products, Inc., Term Loan B, 5.0%, 5/31/17

 $ 257,213

 Precious Metals & Minerals - 0.1%

   183,375

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

 $ 183,452

 Specialty Chemicals - 0.6%

   189,170

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

 $ 191,141

   344,239

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 2.729%, 4/19/17

   345,682

   364,450

 B-/Caa1

 Macdermid, Inc., Second Lien Term Loan, 6.75%, 12/7/20

   369,917

 $ 906,740

 Total Materials

 $ 2,443,053

 MEDIA - 1.6%

 Advertising - 0.6%

   967,542

 B-/B2

 Affinion Group, Inc., Tranche B Term Loan, 6.5%, 10/9/16

 $ 933,409

 Broadcasting - 0.8%

   530,871

 B/B2

 FoxCo Acquisition Sub LLC, Initial Term Loan, 5.5%, 7/14/17

 $ 537,507

   404,958

 B+/Ba3

 TWCC Holding Corp., Term Loan, 3.5%, 2/13/17

   409,106

   470,538

 B+/B2

 Univision Communications, Inc., Converted Extended First-Lien Term Loan, 4.5%, 3/1/20

   473,736

 $ 1,420,349

 Movies & Entertainment - 0.2%

   115,829

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

 $ 116,263

   336,236

 NR/NR

 Lodgenet Interactive Corp., Closing Date Term Loan, 6.75%, 3/28/18

   215,612

 $ 331,875

 Total Media

 $ 2,685,633

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%

 Biotechnology - 0.7%

   487,500

 BB/B2

 Aptalis Pharma, Inc., Term Loan B-1, 5.5%, 2/10/17

 $ 490,242

   19,413

 BBB-/Ba3

 Warner Chilcott Co., LLC, Term B-2 Loan, 4.25%, 3/15/18

   19,464

   138,103

 BBB-/Ba3

 Warner Chilcott Corp., Additional Term B-1 Loan, 4.25%, 3/15/18

   138,465

   317,241

 BBB-/Ba3

 Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18

   318,074

   249,991

 BBB-/Ba3

 WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18

   250,648

 $ 1,216,893

 Life Sciences Tools & Services - 0.8%

   1,299,894

 BB-/B3

 Catalent Pharma, Inc., Dollar Term Loan, 3.686%, 9/15/16

 $ 1,303,551

 Pharmaceuticals - 0.4%

   592,428(c)

 NR/NR

 K-V Pharmaceutical Co., DIP Facility, 11.0%, 12/27/13

 $ 574,655

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 3,095,099

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 REAL ESTATE - 0.1%

 Real Estate Development - 0.1%

   195,000

 B-/B2

 Ozburn-Hessey Holding Co., LLC, First Lien Term Loan, 6.75%, 5/23/19

 $ 196,706

 Total Real Estate

 $ 196,706

 RETAILING - 0.5%

 Computer & Electronics Retail - 0.5%

   882,002

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 $ 886,412

 Total Retailing

 $ 886,412

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductor Equipment - 0.3%

   561,549

 BB-/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 4.5%, 11/9/19

 $ 566,814

 Total Semiconductors & Semiconductor Equipment

 $ 566,814

 SOFTWARE & SERVICES - 2.6%

 Application Software - 2.0%

   700,000

 NR/NR

 Applied Systems, Inc., Second Lien Term Loan, 8.25%, 6/8/17

 $ 707,657

   625,908

 B-/Ba3

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18

   637,252

   429,563

 NR/B2

 Houghton Mifflin Co., Term Loan, 5.25%, 5/22/18

   433,053

   945,257

 BB+/Baa2

 Nuance Communications, Inc., Term Loan C, 3.19%, 3/31/16

   949,392

   500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   510,250

 $ 3,237,604

 Internet Software & Services - 0.1%

   244,375

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $ 246,590

 IT Consulting & Other Services - 0.5%

   823,970

 BB/Ba3

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.945%, 2/28/17

 $ 831,180

 Total Software & Services

 $ 4,315,374

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Communications Equipment - 0.1%

   241,297

 BB/Ba3

 CommScope, Inc., Tranche 2 Term Loan, 3.75%, 1/14/18

 $ 243,179

 Electronic Components - 0.3%

   477,897

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $ 470,728

 Total Technology Hardware & Equipment

 $ 713,907

 TELECOMMUNICATION SERVICES - 0.5%

 Integrated Telecommunication Services - 0.5%

   792,388

 BB/Ba3

 West Corp., Term B-8 Loan, 3.75%, 6/30/18

 $ 797,006

 Total Telecommunication Services

 $ 797,006

 TRANSPORTATION - 0.8%

 Air Freight & Logistics - 0.8%

   439,482

 B/B1

 Ceva Group Plc, Dollar Tranche B Pre-Funded L/C, 0.176%, 8/31/16

 $ 415,860

   919,588

 CCC+/B2

 Ceva Group Plc, U.S. Tranche B Term Loan, 5.266%, 8/31/16

   874,758

 Total Transportation

 $ 1,290,618

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 UTILITIES - 0.3%

 Electric Utilities - 0.3%

   629,720

 CCC/Caa3

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.775%,

 10/10/17

 $ 443,264

 Total Utilities

 $ 443,264

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $43,981,255)

 $ 43,889,506

 CORPORATE BONDS & NOTES -  100.9% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.6%

 Auto Parts & Equipment - 0.6%

   410,000

 B/B3

 Chassix, Inc., 9.25%, 8/1/18 (144A)

 $ 427,425

   350,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

   353,500

   139,000

 B+/B1

 Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 9/1/17 (144A)

   146,473

 Total Automobiles & Components

 $ 927,398

 BANKS - 1.4%

 Diversified Banks - 1.1%

   525,000

 B-/B3

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 $ 449,004

   500,000(b)

 NR/Caa3

 Banco Macro SA, 9.75%, 12/18/36

   337,500

   200,000

 NR/Ba1

 Turkiye IS Bankasi AS, 6.0%, 10/24/22 (144A)

   188,000

   750,000

 BBB-/NR

 UBS AG/Stamford CT, 7.625%, 8/17/22

   834,390

 $ 1,808,894

 Regional Banks - 0.3%

   600,000(b)(d)

 BBB/Baa3

 PNC Financial Services Group, Inc., 4.494%, 5/29/49

 $ 597,750

 Total Banks

 $ 2,406,644

 CAPITAL GOODS - 6.9%

 Aerospace & Defense - 0.9%

   600,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 570,000

   870,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

   896,100

 $ 1,466,100

 Building Products - 0.7%

   850,000

 CC/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 $ 518,500

   300,000

 BB-/B2

 USG Corp., 7.875%, 3/30/20 (144A)

   332,250

   365,000

 BB-/B2

 USG Corp., 9.75%, 8/1/14 (144A)

   388,725

 $ 1,239,475

 Construction & Engineering - 0.8%

   900,000

 B/B2

 Empresas ICA S.A.B. de C.V., 8.9%, 2/4/21 (144A)

 $ 837,000

   500,000

 BB-/NR

 OAS Investments GMBH, 8.25%, 10/19/19 (144A)

   491,250

 $ 1,328,250

 Construction & Farm Machinery & Heavy Trucks - 0.9%

   360,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 $ 358,200

   660,000

 CCC/B3

 Navistar International Corp., 8.25%, 11/1/21

   674,850

   160,000

 CCC-/Caa2

 Stanadyne Holdings, Inc., 10.0%,

  8/15/14

   153,800

   500,000(e)

 CC/Ca

 Stanadyne Holdings, Inc., 12.0%,

 2/15/15

   290,625

 $ 1,477,475

 Electrical Components & Equipment - 0.5%

   750,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 772,500

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Industrial Conglomerates - 0.4%

   455,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $  475,475

 EUR

   80,000

 BB-/Ba3

 Mark IV Europe Lux SCA / Mark IV USA SCA, 8.875%, 12/15/17 (144A)

   114,203

 $ 589,678

 Industrial Machinery - 1.4%

   450,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 483,750

   500,000(f)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

   3,750

   335,000

 B-/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   338,350

   875,000

 B/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

   897,969

   665,000

 B/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

   478,800

   150,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

   150,750

 $ 2,353,369

 Trading Companies & Distributors - 1.3%

   1,052,000

 CCC/Caa1

 INTCOMEX, Inc., 13.25%, 12/15/14

 $ 1,020,440

   1,090,000

 B-/B3e

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

   1,220,800

 $ 2,241,240

 Total Capital Goods

 $ 11,468,087

 COMMERCIAL & PROFESSIONAL SERVICES - 0.7%

 Diversified Support Services - 0.7%

   345,000

 NR/Caa1

 Monitronics Escrow Corp., 9.125%, 4/1/20 (144A)

 $ 357,937

   750,000

 B+/B3

 NANA Development Corp., 9.5%, 3/15/19 (144A)

   765,000

 $ 1,122,937

 Environmental & Facilities Services - 0.0%+

   700,000(f)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

 $ 7

 Total Commercial & Professional Services

 $ 1,122,944

 CONSUMER DURABLES & APPAREL - 2.6%

 Home Furnishings - 0.4%

   535,000

 B+/B3

 Tempur Sealy International, Inc., 6.875%, 12/15/20 (144A)

 $ 567,100

 Homebuilding - 0.5%

   530,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%,

 6/15/18

 $ 564,450

   605,000 (f)

 NR/Ca

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

   166,375

   500,000(f)

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   95,000

 $ 825,825

 Housewares & Specialties - 0.8%

   1,000,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

   1,036,260

   350,000(c)

 CCC+/Caa1

 YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16

   359,625

 $ 1,395,885

 Leisure Products - 0.9%

 EUR

   275,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 335,742

   1,000,000

 CCC+/B3

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   845,000

   375,000(c)

 CCC+/Caa2

 PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, 8/15/19 (144A)

   373,125

 $ 1,553,867

 Total Consumer Durables & Apparel

 $ 4,342,677

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONSUMER SERVICES - 4.4%

 Business Services - 0.7%

   750,000

 B/B2

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 798,750

   500,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   405,000

 $ 1,203,750

 Casinos & Gaming - 1.4%

   500,000(f)

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

 $ 160,000

 EUR

   1,155,000

 CC/Ca

 Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)

   739,653

   300,000 (f)

 CC/Ca

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

   142,500

   90,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

   88,200

   703,131

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

   100,196

 EUR

   500,000

 CCC/Caa1

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

   657,069

   450,000

 B+/B2

 Scientific Games International, Inc., 9.25%, 6/15/19

   489,375

 $ 2,376,993

 Hotels, Resorts & Cruise Lines - 0.5%

   400,000

 CCC+/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

 $ 431,000

   325,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

   358,313

 $ 789,313

 Leisure Facilities - 0.7%

 EUR

   800,000

 B+/B3

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $ 1,088,773

 Restaurants - 0.9%

   1,235,000(e)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 1,072,906

   400,000

 B/B3

 Burger King Corp., 9.875%, 10/15/18

   451,500

 $ 1,524,406

 Specialized Consumer Services - 0.2%

   315,000

 B-/B3

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21 (144A)

 $ 318,150

 Total Consumer Services

 $ 7,301,385

 DIVERSIFIED FINANCIALS - 2.1%

 Asset Management & Custody Banks - 0.4%

   590,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 658,929

 Consumer Finance - 0.9%

   445,000

 B+/B1

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 449,450

   610,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

   588,650

   440,000

 B+/B3

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   453,200

 $ 1,491,300

 Investment Banking & Brokerage - 0.2%

   450,000(a)(d)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%,

 12/1/49

 $ 354,938

 Multi-Sector Holdings - 0.3%

   600,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 540,000

Pioneer Diversified High Income Trust | NQ|7/31/2013

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Specialized Finance - 0.3%

   425,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

  $ 451,562

 Total Diversified Financials

 $ 3,496,729

 ENERGY - 14.5%

 Coal & Consumable Fuels - 2.0%

   850,000

 B-/Caa1

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $ 510,000

   1,000,000

 B/Caa1

 Foresight Energy LLC / Foresight Energy Corp., 9.625%, 8/15/17 (144A)

   1,115,000

   400,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

   161,000

   400,000

 B/B2

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

   246,000

   300,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

   304,500

   715,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20 (144A)

   722,150

 $ 3,058,650

 Oil & Gas Drilling - 1.6%

   645,000

 B/B3

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 $ 677,250

   1,000,000

 CCC+/Caa3

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

   1,060,000

   500,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   541,250

   320,000

 B/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   340,800

 $ 2,619,300

 Oil & Gas Equipment & Services - 1.1%

   448,000

 B/B1

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 $ 472,640

   690,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   693,450

   300,000

 NR/NR

 OSX 3 Leasing BV, 9.25%, 3/20/15 (144A)

   261,750

   330,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19 (144A)

   334,125

 $ 1,761,965

 Oil & Gas Exploration & Production - 9.6%

   520,000

 CCC+/Caa1

 Athlon Holdings LP / Athlon Finance Corp., 7.375%, 4/15/21 (144A)

 $ 527,800

   505,000

 BB-/B1

 Berry Petroleum Co., 10.25%, 6/1/14

   530,250

   100,000

 B-/B3

 Comstock Resources, Inc., 7.75%,

 4/1/19

   103,000

   500,000

 B-/B3

 Comstock Resources, Inc., 9.5%,

 6/15/20

   547,500

   600,000

 B/B2

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   681,000

   292,010(c)

 B/B3

 EPE Holdings LLC / EP Energy Bond Co., Inc., 8.125%, 12/15/17 (144A)

   299,310

   920,000

 B-/B3

 Forest Oil Corp., 7.5%, 9/15/20 (144A)

   894,700

   360,000

 B/NR

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

   367,200

   570,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

   595,650

   890,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%,

 7/15/20

   923,375

   580,000

 CCC+/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

   565,500

   410,000

 NR/NR

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21

   397,700

   600,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21 (144A)

   589,500

   455,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20 (144A)

   473,200

   800,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

   826,000

   200,000

 NR/NR

 National JSC Naftogaz of Ukraine, 9.5%, 9/30/14

   199,750

   1,440,000

 B-/Caa1

 Northern Oil & Gas, Inc., 8.0%, 6/1/20

   1,479,600

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Oil & Gas Exploration & Production (continued)

 NOK

   2,500,000

 NR/NR

 Norwegian Energy Co., AS, 12.9%, 11/20/14

   $429,532

   535,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22 (144A)

  567,100

   750,000

 NR/Caa1

 PetroQuest Energy, Inc., 10.0%, 9/1/17 (144A)

   772,500

   480,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   493,800

   240,000

 CCC-/Caa3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   211,200

   700,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20

   719,250

   870,000

 B-/B3

 RKI Exploration & Production LLC / RKI Finance Corp., 8.5%, 8/1/21 (144A)

   883,050

   472,000

 B+/B2

 Rosetta Resources, Inc., 9.5%, 4/15/18

   512,120

   700,000

 B-/B3

 Samson Investment Co., 10.0%, 2/15/20 (144A)

   742,000

   335,000

 CCC+/Caa1

 Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)

   326,625

 CAD

   315,000

 B/NR

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

   316,583

 $ 15,974,795

 Oil & Gas Storage & Transportation - 0.2%

   450,000(a)

 BB/Ba1

 Energy Transfer Partners LP, 3.283%, 11/1/66 (144A)

 $ 406,125

 Total Energy

 $ 24,014,560

 FOOD, BEVERAGE & TOBACCO - 8.6%

 Agricultural Products - 1.0%

   1,127,000

 B/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

 $ 1,191,814

   500,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   455,000

 $ 1,646,814

 Packaged Foods & Meats - 5.4%

   225,000

 B/B2

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $ 238,275

 EUR

   200,000

 B/B2

 Agrokor DD, 9.875%, 5/1/19 (144A)

   294,180

   650,000

 BB/Ba3

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

   699,562

   500,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   442,500

   305,000

 B/B1

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21 (144A)

   324,063

   491,000

 B+/B2

 Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

   503,275

   1,100,000

 B/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   1,203,125

   224,421(f)

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A)

   561

   800,000

 B/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   764,000

   475,000

 B/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

   470,250

   700,000

 B/B2

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

   714,000

   700,000

 B/NR

 MHP SA, 8.25%, 4/2/20 (144A)

   642,250

   1,600,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   1,552,000

   200,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   234,000

   600,000

 B+/B2

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

   570,000

   300,000

 B/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   324,750

 $ 8,976,791

 Tobacco - 2.2%

   1,645,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21 (144A)

 $ 1,620,325

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Tobacco (continued)

   2,015,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $ 2,115,750

 $ 3,736,075

 Total Food, Beverage & Tobacco

 $ 14,359,680

 HEALTH CARE EQUIPMENT & SERVICES - 3.4%

 Health Care Equipment & Services - 1.1%

   915,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $ 850,950

   831,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

   922,410

 $ 1,773,360

 Health Care Facilities - 0.5%

   600,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $ 631,500

   200,000

 CCC+/Caa1

 United Surgical Partners, 9.0%, 4/1/20

   221,500

 $ 853,000

 Health Care Services - 1.0%

   476,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $ 495,040

   1,170,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

   1,208,025

 $ 1,703,065

 Health Care Supplies - 0.6%

   455,000

 NR/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

 $ 467,512

   500,000

 B-/Caa2

 Immucor, Inc., 11.125%, 8/15/19

   550,000

 $ 1,017,512

 Health Care Technology - 0.2%

   275,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 314,188

 Total Health Care Equipment & Services

 $ 5,661,125

 INSURANCE - 25.9%

 Insurance Brokers - 1.1%

   1,000,000

 CCC+/Caa2

 HUB International, Ltd., 8.125%, 10/15/18 (144A)

 $ 1,062,500

 GBP

   475,000

 NR/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

   756,972

 $ 1,819,472

 Multi-Line Insurance - 0.6%

   1,000,000(b)

 BB/Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

 $ 1,032,500

 Property & Casualty Insurance - 2.1%

   6,000,000(e)(g)(h)

 BBB/NR

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

   3,362,324

   80,000(b)(d)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)

 $ 83,200

 $ 3,445,524

 Reinsurance - 22.1%

   250,000(a)

 BB+/NR

 Armor Re, Ltd., 4.25%, 5/14/14 (144A)

 $ 246,700

 EUR

   750,000(a)

 BB/NR

 ATLAS Reinsurance VII, 3.65%, 1/7/16 (144A)

  1,013,120

 EUR

   500,000(a)

 B-/NR

 ATLAS VI Capital, Ltd., 10.5%, 4/7/14 (144A)

   675,146

   1,000,000(a)

 BB+/NR

 Bosphorus 1 Re, Ltd., 2.535%, 5/3/16 (144A)

   994,900

   900,000(a)

 NR/Ba2

 Combine Re, Ltd., 10.035%, 1/7/15 (144A)

   970,290

   750,000(a)

 NR/NR

 Combine Re, Ltd., 17.785%, 1/7/15 (144A)

   835,500

   500,000(a)

 BB-/NR

 Compass Re, Ltd., 10.285%, 1/8/15 (144A)

   512,550

   500,000(a)

 B+/NR

 Compass Re, Ltd., 11.285%, 1/8/15 (144A)

   514,800

   1,000,000(a)

 BB+/NR

 Foundation Re III, Ltd., 5.035%, 2/25/15

   1,010,600

   1,000,000(a)

 BB/NR

 Foundation Re III, Ltd., 5.785%, 2/3/14 (144A)

   992,100

   1,300,000(a)

 B-/NR

 Ibis Re II, Ltd., 13.535%, 2/5/15 (144A)

   1,330,550

   500,000(a)

 BB+/NR

 Kibou, Ltd., 5.285%, 2/16/15 (144A)

   517,350

   1,750,000(a)

 BB-/NR

 MetroCat Re, Ltd., 4.535%, 8/5/16 (144A)

   1,750,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Reinsurance (continued)

   1,000,000(a)

 B/NR

 Montana Re, Ltd., 12.174%, 1/8/14 (144A)

   $974,200

   2,000,000(a)

 NR/NR

 Montana Re, Ltd., 16.674%, 1/8/14 (144A)

   1,953,600

   975,000(a)

 B-/NR

 Mythen Re, Ltd., 11.843%, 11/10/16 (144A)

   936,390

   500,000(a)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.613%, 1/5/17 (144A)

   506,050

   1,500,000(a)

 NR/B2

 Mythen, Ltd., 11.105%, 5/7/15 (144A)

   1,602,750

   1,250,000(a)

 NR/NR

 Pelican Re, Ltd., 6.03%, 5/15/17 (144A)

   1,239,500

   1,200,000(a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.53%, 4/9/14 (144A)

   1,197,600

   2,000,000(a)

 BB-/NR

 Queen Street IV Capital, Ltd., 7.53%, 4/9/15 (144A)

   2,039,200

   250,000(a)

 B/NR

 Queen Street VII Re, Ltd., 8.63%, 4/8/16 (144A)

   253,450

   1,250,000(a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.03%, 6/6/15 (144A)

   1,298,250

   250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 12.78%, 12/6/16 (144A)

   264,625

   1,250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 19.03%, 12/6/16 (144A)

   1,305,375

   1,000,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.03%, 6/6/16 (144A)

   1,080,000

   1,000,000(g)(i)

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/17 (144A)

   1,085,400

   1,500,000(g)(i)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/1/18 (144A)

   1,517,100

   500,000(a)

 NR/B2

 Successor X, Ltd., 11.035%, 1/27/15 (144A)

   505,150

   1,500,000(a)

 B-/NR

 Successor X, Ltd., 11.285%, 11/10/15 (144A)

   1,527,750

   2,000,000(a)

 B-/NR

 Successor X, Ltd., 14.594%, 1/7/14 (144A)

   1,987,800

   2,000,000(a)

 NR/NR

 Successor X, Ltd., 16.094%, 1/7/14 (144A)

   1,957,400

   1,000,000(a)

 NR/NR

 Successor X, Ltd., 16.535%, 1/27/15 (144A)

   1,026,900

   1,000,000(a)

 B+/NR

 Tar Heel Re, Ltd., 8.535%, 5/9/16 (144A)

   1,017,200

 $ 36,639,297

 Total Insurance

 $ 42,936,793

 MATERIALS - 12.7%

 Commodity Chemicals - 0.5%

   300,000

 BBB-/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 387,069

 EUR

   250,000

 CCC/B3

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

   376,284

 $ 763,353

 Construction Materials - 0.7%

   389,000

 B/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $ 432,763

   400,000

 B/NR

 Cemex Finance LLC, 9.5%, 12/14/16 (144A)

   426,000

   100,000

 B/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

   108,750

   300,000(d)

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (144A)

   291,037

 $ 1,258,549

 Diversified Chemicals - 0.9%

 EUR

   926,278

 B-/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $ 1,248,152

   275,000

 CC/Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

   250,937

 $ 1,499,089

 Diversified Metals & Mining - 1.6%

   590,000

 B+/B1

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $ 533,950

   300,000

 CCC/Caa2

 Midwest Vanadium Pty., Ltd., 11.5%, 2/15/18 (144A)

  220,500

   650,000

 B-/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

   461,500

   550,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

   556,875

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Diversified Metals & Mining (continued)

   180,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 $    193,725

   750,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

   841,875

 $ 2,614,700

 Metal & Glass Containers - 0.9%

   592,081(c)

 CCC+/Caa1

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $ 639,447

 EUR

   250,000

 CCC+/B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   347,713

 EUR

   255,000

 B+/Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

 $  356,627

   175,000

 CCC+/Caa1

 BWAY Holdings Co., 10.0%, 6/15/18

   192,500

 $ 1,536,287

 Paper Packaging - 1.4%

   750,103(e)

 NR/NR

 Bio Pappel SAB de CV, 7.0%, 8/27/16

 $ 746,352

   500,000

 B-/Caa1

 Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16

   537,500

   500,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

  520,000

   475,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   513,000

 $ 2,316,852

 Paper Products - 1.8%

   200,000

 CCC+/B3

 Appvion, Inc., 11.25%, 12/15/15

 $ 226,000

   580,000

 CCC+/Caa2

 Exopack Holdings Corp., 10.0%, 6/1/18

   606,100

   186,000

 B+/B1

 Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)

   182,280

   344,000

 B/B3

 Mercer International, Inc., 9.5%,

 12/1/17

   364,640

   840,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

   756,000

   545,000

 BB/Ba2

 Sappi Papier Holding GmbH, 8.375%, 6/15/19 (144A)

   576,338

   255,000

 B-/Caa1

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   258,825

 $ 2,970,183

 Precious Metals & Minerals - 0.3%

   500,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 $ 541,300

 Steel - 4.6%

   750,000

 B/B3

 AM Castle & Co., 12.75%, 12/15/16

 $ 868,125

   250,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   240,625

   350,000

 B/Caa1

 Atkore International, Inc., 9.875%,

 1/1/18

   379,750

   450,000

 B/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

   432,563

   1,245,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

   986,662

   250,000

 B+/B1

 Evraz Group SA, 9.5%, 4/24/18 (144A)

   268,450

   900,000

 B/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   842,985

   900,000

 NR/B3

 Metinvest BV, 8.75%, 2/14/18 (144A)

   866,430

   600,000

 NR/B3

 Metinvest BV, 10.25%, 5/20/15 (144A)

   618,120

   585,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   631,800

   750,000

 B-/B3

 Permian Holdings, Inc., 10.5%, 1/15/18 (144A)

   738,750

   750,000

 CCC+/Caa2

 Ryerson, Inc., 9.0%, 10/15/17 (144A)

   780,000

 $ 7,654,260

 Total Materials

 $ 21,154,573

 MEDIA - 5.1%

 Advertising - 0.7%

   1,100,000

 B-/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $ 1,177,000

 Broadcasting - 2.4%

   400,000

 CCC+/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 $ 421,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Broadcasting (continued)

 EUR

   150,000

 B+/B1

 Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)

 $  214,131

   200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

   210,000

   1,655,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   1,762,575

   990,000

 NR/NR

 Truven Health Analytics, Inc., 10.625%, 6/1/20

   1,084,050

 EUR

   200,000

 B+/B1

 TVN Finance Corp. II AB, 10.75%, 11/15/17 (144A)

   285,508

 $ 3,977,264

 Cable - 0.2%

 EUR

   200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $ 278,504

 Movies & Entertainment - 1.6%

   1,710,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%,

 12/1/20

 $ 1,949,400

   600,000

 B/B2

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

   616,500

   200,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

   155,500

 $ 2,721,400

 Publishing - 0.2%

   245,000

 B-/B3

 Interactive Data Corp., 10.25%, 8/1/18

 $ 274,400

 Total Media

 $ 8,428,568

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%

 Biotechnology - 0.8%

   300,000

 B/B3

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 337,500

   1,043,000

 B/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   903,499

 $ 1,240,999

 Pharmaceuticals - 0.8%

   1,215,000(f)

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/15/15

 $ 1,336,500

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 2,577,499

 REAL ESTATE - 0.3%

 Diversified REIT's - 0.1%

   200,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 203,500

 Real Estate Operating Companies - 0.2%

   410,000

 B-/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $ 375,150

 Total Real Estate

 $ 578,650

 RETAILING - 0.4%

 Department Stores - 0.4%

   625,000

 B/NR

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 $ 615,625

 Total Retailing

 $ 615,625

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%

 Semiconductor Equipment - 0.3%

   465,000

 B+/Caa1

 SunEdison, Inc., 7.75%, 4/1/19

 $ 448,725

 Semiconductors - 0.3%

   500,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 $ 485,000

 Total Semiconductors & Semiconductor Equipment

 $ 933,725

 SOFTWARE & SERVICES - 1.2%

 Application Software - 0.2%

   415,000

 B-/B3

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18 (144A)

 $ 427,450

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

  (unaudited)

 Value

 Data Processing & Outsourced Services - 0.4%

   404,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 422,180

   250,000

 B-/Caa1

 First Data Corp., 10.625%, 6/15/21 (144A)

   253,750

 $ 675,930

 Systems Software - 0.6%

   999,506(c)(h)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 939,536

 Total Software & Services

 $ 2,042,916

 TELECOMMUNICATION SERVICES - 2.5%

 Integrated Telecommunication Services - 0.7%

   388,000

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 403,520

   300,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

   330,750

   350,000

 NR/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

 $ 392,875

 $ 1,127,145

 Wireless Telecommunication Services - 1.8%

   300,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

 $ 325,500

   750,000

 CCC/Caa2

 NII Capital Corp., 10.0%, 8/15/16

   751,875

   250,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   239,502

   1,115,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

   1,287,825

 RUB

   14,400,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

   439,144

 $ 3,043,846

 Total Telecommunication Services

 $ 4,170,991

 TRANSPORTATION - 3.8%

 Airlines - 0.8%

   1,000,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

   820,000

   500,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

   510,000

 $ 1,330,000

 Airport Services - 0.3%

   597,600

 B-/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $ 573,696

 Highways & Railtracks - 0.2%

 MXN

   4,500,000

 BBB/NR

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $ 322,032

 Marine - 0.6%

   500,000

 BB-/NR

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $ 470,000

   525,000

 B+/B3

 Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19

   565,688

 $ 1,035,688

 Railroads - 0.2%

   310,254(c)

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $ 325,767

 Trucking - 1.7%

   650,000

 BB-/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)

 $ 664,625

   1,000,000

 B-/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

   1,032,500

   425,000

 B+/B3

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   474,937

   550,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

   588,500

 $ 2,760,562

 Total Transportation

 $ 6,347,745

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 UTILITIES - 1.6%

 Electric Utilities - 1.0%

   750,000

 CCC/NR

 Cia de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $ 337,500

   625,000

 NR/B3

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

  603,906

   419,000

 NR/Caa1

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

   205,310

   225,000

 BBB-/Ba1

 PNM Resources, Inc., 9.25%, 5/15/15

   252,562

   240,000

 CCC/Caa3

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.5%, 10/1/20 (144A)

   180,000

 $ 1,579,279

 Gas Utilities - 0.6%

   1,135,000

 B-/B3

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 $ 998,800

 Total Utilities

 $ 2,578,079

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $167,404,755)

 $ 167,466,392

 CONVERTIBLE BONDS & NOTES -  2.7% of Net Assets

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   120,000

 BBB/NR

 Apollo Investment Corp., 5.75%,

 1/15/16

 $ 127,350

 Total Diversified Financials

 $ 127,350

 HEALTH CARE EQUIPMENT & SERVICES - 1.0%

 Health Care Equipment & Services - 0.7%

   1,040,000(e)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 1,223,950

 Health Care Facilities - 0.3%

   405,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

 $ 442,462

 Health Care Services - 0.0%+

   15,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 15,788

 Total Health Care Equipment & Services

 $ 1,682,200

 MATERIALS - 1.1%

 Diversified Chemicals - 1.0%

   1,900,000(j)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 1,738,500

 Diversified Metals & Mining - 0.1%

   100,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $ 101,350

 Total Materials

 $ 1,839,850

 MEDIA - 0.4%

 Movies & Entertainment - 0.4%

   659,000

 B-/NR

 Live Nation Entertainment, Inc., 2.875%, 7/15/27

 $ 666,414

 Total Media

 $ 666,414

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

 Semiconductors - 0.1%

   250,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $ 145,000

 Total Semiconductors & Semiconductor Equipment

 $ 145,000

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $3,357,384)

 $ 4,460,814

 SOVEREIGN DEBT OBLIGATIONS -  2.6% of Net Assets

 Argentina - 0.2%

   400,000

 B-/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $ 358,054

 Brazil - 0.2%

 BRL

   750,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $ 341,740

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 Ghana - 0.6%

   900,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 $ 429,972

   500,000

 B/B1

 Republic of Ghana, 7.875%, 8/7/23 (144A)

   492,800

 $ 922,772

 Mexico - 0.5%

   9,370,000

 A-/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 $ 786,928

 MXN

   296,873

 A-/Baa1

 Mexican Udibonos, 3.5%, 12/14/17

   25,347

   812,275

 Nigeria - 0.6%

 NGN

   74,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 $ 501,044

   79,000,000(i)

 NR/NR

 Nigeria Treasury Bill, 11.852%, 2/6/14

   457,429

 $ 958,473

 Ukraine - 0.5%

   900,000

 B/B3

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 $ 890,876

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $4,469,269)

 $ 4,284,190

 Shares

 Value

 COMMON STOCKS -  0.7% of Net Assets

 DIVERSIFIED FINANCIALS - 0.0%+

 Other Diversified Financial Services - 0.0%+

   731(k)

 BTA Bank JSC (G.D.R.)

 $ 666

 Total Diversified Financials

 $ 666

 ENERGY - 0.0%+

 Oil & Gas Drilling - 0.0%+

   1,109(k)

 Rowan Companies, Plc, Class A

 $ 38,094

 Total Energy

 $ 38,094

 MATERIALS - 0.0%+

 Forest Products - 0.0%+

 CAD

   13,963(k)

 Ainsworth Lumber Co., Ltd.

 $ 46,323

 Total Materials

 $ 46,323

 SOFTWARE & SERVICES - 0.0%+

 Systems Software - 0.0%+

   2,114(h)(k)

 Perseus Holding Corp.

 $ 5,285

 Total Software & Services

 $ 5,285

 TRANSPORTATION - 0.7%

 Air Frieght & Logistics - 0.5%

 –

   943(k)

 CEVA Holdings LLC

 $ 789,365

 Marine - 0.2%

   247,509(h)(k)

 Horizon Lines, Inc., Class A

 $ 329,187

 Total Transportation

 $ 1,118,552

 TOTAL COMMON STOCKS

 (Cost  $1,669,412)

 $ 1,208,920

 CONVERTIBLE PREFERRED STOCK -  0.3% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

   470(d)

 Bank of America Corp., 7.25%

 $ 527,735

 Total Diversified Financials

 $ 527,735

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost  $382,899)

 $ 527,735

 PREFERRED STOCKS -  4.1% of Net Assets

 BANKS - 0.3%

 Diversified Banks - 0.3%

   500(b)(d)

 AgStar Financial Services ACA, 6.75%

 $ 498,094

 Total Banks

 $ 498,094

 Shares

 Value

 DIVERSIFIED FINANCIALS - 0.6%

 Other Diversified Financial Services - 0.6%

   40,675(b)

 GMAC Capital Trust I, 8.125%

 $ 1,079,921

 Total Diversified Financials

 $ 1,079,921

 INSURANCE - 3.1%

 Reinsurance - 3.1%

   2,000,000(g)(k)

 Altair Re, 0.0%

 $ 2,049,400

   15,000(g)(k)

 Lorenz Re, Ltd., 0.0%

   1,554,000

   1,500,000(g)(k)

 Pangaea Re, 0.0%

   1,546,215

 $ 5,149,615

 Total Insurance

 $ 5,149,615

 SOFTWARE & SERVICES - 0.1%

 Data Processing & Outsourced Services - 0.1%

   1,110(h)(k)

 Perseus Holding Corp., 14.0

 $ 91,575

 Total Software & Services

 $ 91,575

 TOTAL PREFERRED STOCKS

 (Cost  $6,433,996)

 $ 6,819,205

 RIGHT/WARRANT -  0.0%+ of Net Assets

 AUTOMOBILES & COMPONENTS - 0.0%+

 Auto Parts & Equipment - 0.0%+

   86(k)

 Lear Corp., Expires 11/9/14

 $ 12,039

 Total Automobiles & Components

 $ 12,039

 TOTAL RIGHT/WARRANT

 (Cost  $4,645)

 $ 12,039

 TOTAL INVESTMENTS IN SECURITIES - 141.9%

 (Cost - $234,571,159) (l) (m)

 $ 235,608,706

 OTHER ASSETS AND LIABILITIES -(41.9)%

 $ (69,613,304)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 165,995,402

† Amount rounds less than 0.1%

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2013, the value of these securities amounted to 125,877,869, or 75.8% of total net assets applicable to common shareowners.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at July 31, 2013.

 (a)

 Floating rate note.  The rate shown is the coupon rate at July 31, 2013.

 (b)

 The interest rate is subject to change periodically. The interest is shown is the rate at July 31, 2013.

 (c)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (d)

 Security is perpetual in nature and has no stated maturity date.

 (e)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at July 31, 2013.

 (f)

 Security is in default and is non income producing.

 (g)

 Security is valued using fair value methods (other than prices supplied by independent pricing services)..

 (h)

Indicates a security that has been deemed as illiquid.  As of July 31, 2013 the aggregate cost of illiquid securities in the Trust's portfolio was $5,092,105  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $4,743,051 represented 2.8% of total net assets applicable to common shareowners.

 (i)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (j)

 Security is priced as a unit.

 (k)

 Non-income producing.

 (l)

 At July 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $236,675,582 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 11,194,203

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (12,261,079)

 Net unrealized depreciation

 $ (1,066,876)

 For financial reporting purposes net unrealized appreciation on investments was

 $ 1,037,547 and cost of investments aggregated  $234,571,159.

 (m)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 64.5

 %

 Cayman Islands

 8.4

 Luxembourg

 3.9

 Ireland

 3.5

 Bermuda

 3.3

 Argentina

 1.8

 United Kingdom

 1.8

 Netherlands

 1.6

 Canada

 1.7

 Mexico

 1.6

 Brazil

 1.1

 Other (individually less than 1%)

 6.8

 100.0

 %

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 BRL

 -

 Brazilian Real

 CAD

 -

 Canadian Dollar

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 NGN

 -

 Nigerian Naira

 NOK

  -

 Norwegian Krone

 MXN

 -

 Mexican Peso

 RUB

 -

 Russian Rubles

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of July 31, 2013, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

 $ –

 $ 3,057,517

 $ –

 $ 3,057,517

 Collateralized Mortgage Obligations

   –

   3,367,981

   –

   3,367,981

 Commercial Mortgage-Backed Securities

   –

   514,407

   –

   514,407

 Senior Secured Floating Rate Loan Interests

   –

   43,889,506

   –

   43,889,506

 Corporate Bonds & Notes

 Reinsurance

   –

 34,036,797

   2,602,500

   36,639,297

 Property & Casualty Insurance

   –

 83,200

   3,362,324

   3,445,524

     All Other

   –

    127,381,571

 –

   127,381,571

 Convertible Bonds & Notes

   –

   4,460,814

   –

   4,460,814

 Sovereign Debt Obligations

   –

   4,284,190

   –

   4,284,190

 Common Stocks

 Air Freight & Logistics

   –

   789,365

   –

   789,365

 Systems Software

   –

   5,285

   –

   5,285

     All Other

   414,270

 –

 –

   414,270

 Convertible Preferred Stock:

   527,735

 –

 –

   527,735

 Preferred Stocks

 Reinsurance

   –

   –

   5,149,615

   5,149,615

 Data Processing & Outsourced Services

   –

   91,575

   –

   91,575

     All Other

   1,578,015

 –

 –

   1,578,015

 Right/Warrant:

   12,039

 –

 –

   12,039

 Total Investments in Securities

 $ 2,532,059

 $ 221,962,208

 $ 11,114,439

 $ 235,608,706

 Other Financial Instruments

 Forward Foreign Currency

 Contracts

 $ –

 $ (210,236)

 $ –

 $ (210,236)

 Total Other Financial Instruments

 $ –

 $ (210,236)

 $ –

 $ (210,236)

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 4/30/13

 Realized

 gain

 (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers

 in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of

 7/31/13

 Corporate Bonds & Notes

 Property & Casualty Insurance

 $ 3,754,107

 $ –

 $ (391,783)

 $ –

 $ –

 $ -

 $ –

 $ -

 $ 3,362,324

 Reinsurance

   2,588,700

   –

        13,800

   –

   –

   –

   –

   –

    2,602,500

 Preferred Stocks

 Reinsurance**

   3,509,600

   –

      140,015

   1,500,000

   –

   –

   –

   –

    5,149,615

 Total

 $9,852,407

  $-

 $(237,968)

 $1,500,000

   $-

  $-

 $-

 $-

 $11,114,439

  *   Transfers are calculated on the end of period value.

 **Lorenz Re was a common stock at 4/30/13.

 At July 31, 2013, there were no transfers between levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 27, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 27, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 27, 2013 * Print the name and title of each signing officer under his or her signature.